GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

NOTE 12:-    GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows  ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2015, 2014 and 2013 and long-lived assets as of December 31, 2015 and 2014:

	Year ended December 31,
	2015	2014	2013
Revenue from sales to customers:

Israel	$32	$212	$260
Europe	9,245	12,155	3,289

Total revenue	$9,277	$12,367	$3,549

	December 31,
	2015	2014
Long-lived assets:

Israel	$4,384	$1,217
United States	1,644	1,513

Total long-lived assets	$6,028	$2,730

	Year ended December 31,
	2015	2014	2013
Sales to a single customer exceeding 10%:

Customer A	99%	98%	93%